Right Of Use assets - Schedule of Net Impairment Losses Reversals of Right of Use Assets (Details) - CAD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Net impairment losses (reversals) on right of use assets	$ (76)	$ (461)	$ (586)	$ (468)	$ 0	$ (94)	$ (415)	$ 1,597	$ (1,591)	$ 1,088
Liquor Retail
Disclosure of quantitative information about right-of-use assets [line items]
Net impairment losses (reversals) on right of use assets	0	0	0	0	0	(192)	(132)	(159)	0	(483)
Cannabis Retail
Disclosure of quantitative information about right-of-use assets [line items]
Net impairment losses (reversals) on right of use assets	$ (76)	$ (461)	$ (586)	$ (468)	$ 0	$ 98	$ (283)	$ 1,756	$ (1,591)	$ 1,571